COMBINED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Southeast Operations, USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Dec. 30, 2012
Revenues	$ 75,652	$ 65,313	$ 131,090
Cost of goods sold:
Materials and operations	57,462	52,757	105,477
Depreciation	1,666	1,571	3,234
Cost of goods sold	59,128	54,328	108,711
Gross profit	16,524	10,985	22,379
Direct selling, general, and administrative	2,456	2,288	4,394
Capital lease interest expense	2	1	7
Interest income	(47)
Allocated corporate overhead	1,312	947	2,262
Net income (loss)	$ 12,801	$ 7,749	$ 15,716